Other Financial Expenses, Net (Details) - Schedule of Other Financial Expenses, Net - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Financial Expenses Net Abstract [Abstract]
Change in convertible loan fair value			$ 1,648	$ 1,342
Change in convertible note fair value			1,753
Change in warrants’ fair value			1,049	1,031
Exchange rates differences			(506)	278
Other			107	50
Total	$ 68	$ 68	$ 4,051	$ 2,701